PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 29,617		$ 26,772	$ 35,273
Accumulated depreciation	21,494		19,178	29,079
Property and equipment, net	8,123		7,594	6,194
Depreciation	2,270	1,882	2,558	2,071	2,702
Fully depreciated property, plant, and equipment			12,335
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,778		3,817	3,830
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,708		6,701	10,586
Rentals Systems [Member]
Property, Plant and Equipment [Line Items]
Cost	3,165		2,425	956
Computer, software and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	12,732		11,593	16,013
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,088		2,184	3,819
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 146		$ 52	$ 69